Provisions - Movements of Present Value Of Obligation and The Amounts Recognized in Consolidated Statements Of Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Provisions [Line Items]
Provisions recorded		$ 154,014
Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Beginning balance	$ 9,300	9,814
Net cost of benefits	656	1,191
Payments	(1,006)	(820)
Exchange differences	111	(885)
Ending balance	$ 9,061	$ 9,300